CHANGES IN SHAREHOLDINGS OF SUBSIDIARIES - Additional Information (Detail) ₱ / shares in Units, $ / shares in Units, ₱ in Thousands, $ in Thousands		2 Months Ended	12 Months Ended
	Jun. 05, 2020 $ / shares	Mar. 31, 2022 USD ($) shares	Dec. 31, 2024 PHP (₱) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 PHP (₱) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 PHP (₱) shares	Dec. 31, 2022 USD ($) shares	Jun. 05, 2020 ₱ / shares	May 12, 2020 $ / shares	May 12, 2020 ₱ / shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock par value | $ / shares				$ 0.01		$ 0.01
Studio City [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Increase in additional paid-in capital resulting from the private placements				$ 0		$ 0		$ 879
Studio City [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Proceeds from Issuance of Private Placement		$ 300,000
Increase in additional paid-in capital resulting from the private placements		879
Proceeds from Noncontrolling Interests		$ 134,944
Studio City [Member] | Class A Ordinary Shares [Member] | 2022 Private Placement [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock issued during period, shares | shares		400,000,000
Melco Resorts and Entertainment (Philippines) [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of original common shares representing one Whole Share after the Reverse Stock Split | shares			500,000	500,000
Stock purchased During Period, Shares | shares			11.816	11.816	10.111	10.111	50.906	50.906
Consideration of stock purchased			₱ 42,833	$ 743	₱ 36,651	$ 671	₱ 175,173	$ 3,310
Decrease in additional paid-in capital resulting from stock purchased from noncontrolling interest				$ 592		$ 582		$ 2,952
Increased common stock par value | (per share)										$ 9,857	₱ 500,000
Melco Resorts and Entertainment (Philippines) [Member] | Before Reverse Stock Split [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common stock par value | (per share)										$ 0.02	₱ 1
Melco Resorts and Entertainment (Philippines) [Member] | Fractional Share Elimination Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Share price | (per share)	$ 0.14								₱ 7.25
Duration of the plan (in years)	2 years
Extended period of the plan			August 15, 2022 to November 15, 2022.	August 15, 2022 to November 15, 2022.
Expiry date of the plan			June 4, 2022	June 4, 2022